Other financial liabilities measured at amortized cost (Detail) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Liabilities [Line Items]
Other accrued expenses	$ 2,592	$ 2,973
Accrued interest expenses	4,837	4,778
Settlement and clearing accounts	2,342	1,508
Lease liabilities	4,272	4,257
Other	3,097	2,346
Total other financial liabilities measured at amortized cost	$ 17,141	$ 15,862